Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturities, available for sale, at fair value (amortized cost $62,196 and $60,829)	$ 63,956	$ 65,393
Equity securities, available for sale, at fair value (cost $686 and $462)	943	645
Real estate investments	938	883
Short-term securities	3,882	3,483
Other investments	3,441	3,434
Total investments	73,160	73,838
Cash	294	330	214	200
Investment income accrued	734	752
Premiums receivable	6,125	5,872
Reinsurance recoverables	9,713	10,712
Ceded unearned premiums	801	856
Deferred acquisition costs	1,804	1,792	1,786
Deferred taxes	303
Contractholder receivables	4,328	4,806
Goodwill	3,634	3,365
Other intangible assets	351	381
Other assets	2,565	2,234
Total assets	103,812	104,938
Liabilities
Claims and claim adjustment expense reserves	50,895	50,922	51,392
Unearned premium reserves	11,850	11,241	11,102
Contractholder payables	4,328	4,806
Payables for reinsurance premiums	298	346
Deferred taxes		338
Debt	6,346	6,350
Other liabilities	5,299	5,530
Total liabilities	79,016	79,533
Shareholders' equity
Common stock (1,750.0 shares authorized; 353.5 and 377.4 shares issued and outstanding)	21,500	21,161	20,732	20,162
Retained earnings	24,291	21,352	19,579	18,847
Accumulated other comprehensive income	810	2,236	2,005	1,255
Treasury stock, at cost (401.5 and 372.3 shares)	(21,805)	(19,344)	(17,839)	(14,857)
Total shareholders' equity	24,796	25,405	24,477
Total liabilities and shareholders' equity	$ 103,812	$ 104,938